EMPLOYEES' RIGHTS UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued severance pay	$ 1,615	$ 1,456
Less - amounts funded (presented in "Investment and other non current assets")	(1,399)	(1,213)
Unfunded balance	$ 216	$ 243